CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
REVENUE	$ 5,000
Other operating income, net	890	$ 259
Administrative expenses	(15,289)	(13,039)
Research and development expenses	58,152	54,490
Total operating loss	(67,551)	(67,270)
Other income and gains	3,303	2,079
Other expenses	(80)	(1,395)
Investment income	62	550
Fair value (loss)/gain on financial liabilities at FVTPL	(39,171)	7,195
Finance costs	791	433
LOSS BEFORE TAX	(104,228)	(58,790)
Income tax expense	(643)
LOSS FOR THE YEAR	(104,871)	(58,790)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(104,953)	(61,947)
Separate
PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Other operating income, net	242	156
Administrative expenses	(6,196)	(1,390)
Total operating loss	(5,954)	(1,234)
Fair value (loss)/gain on financial liabilities at FVTPL	(39,171)	7,194
Finance costs	249
LOSS BEFORE TAX	(45,374)	5,960
LOSS FOR THE YEAR	(45,374)	5,960
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (45,374)	$ 5,960